QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 2/28

Date of reporting period: 5/31/2016

ITEM 1. SCHEDULE OF INVESTMENTS

DGHM All-Cap Value Fund
Schedule of Investments - (unaudited)
May 31, 2016

COMMON STOCKS - 97.51%	Shares	Fair Value

COMPUTER/SOFTWARE - 6.71%
Check Point Software Technologies Ltd.	5,962	$506,591
Cisco Systems, Inc.	19,916	578,560

		1,085,151

DIVERSIFIED FINANCIAL SERVICES - 16.35%
CIT Group Inc.	11,177	382,924
Invesco Limited	12,539	393,725
JPMorgan Chase & Co.	9,644	629,464
PNC Financial Service Group, Inc.	3,402	305,296
Regions Financial Corp.	46,628	458,353
SunTrust Banks, Inc.	10,837	474,877

		2,644,639

HEALTCHARE - 8.37%
Abbott Laboratories	9,216	365,230
Pfizer Inc.	21,249	737,340
St. Jude Medical, Inc.	3,215	251,928

		1,354,498

INSURANCE - 5.81%
American International Group, Inc.	7,043	407,649
RenaissanceRe Holdings Ltd.	4,600	531,346

		938,995

INTEGRATED UTILITIES - 18.73%
Halliburton Co.	13,536	570,948
Oceaneering International, Inc.	12,088	399,629
PDC Energy Inc.	6,561	380,866
Public Service Enterprise Group Inc.	10,059	450,140
QEP Resources Inc.	26,108	486,392
Suncor Energy, Inc.	13,533	374,188
WEC Energy Group, Inc.	6,119	367,997

		3,030,160

MEDIA - 5.48%
Omnicom Group Inc.	4,639	386,568
Time Warner Inc.	6,608	499,961

		886,529

MISCELLANEIOUS MANUFACTURING - 15.06%
Analog Devices, Inc	7,365	430,852
Eastman Chemical Co.	5,145	377,437
Emerson Electric Co.	7,035	365,961
General Mills, Inc.	7,368	462,563
P. H. Glatfelter Co.	19,899	407,930
Regal-Beloit Corp.	6,841	390,826

		2,435,569

DGHM All-Cap Value Fund
Schedule of Investments - (unaudited)
May 31, 2016

PROFESSIONAL SERVICE - 2.93%
Fluor Corp.	8,986	474,281

REAL ESTATE INVESTMENT TRUST - 5.36%
Alexandria Real Estate Equities, Inc.	4,387	425,100
Liberty Property Trust	11,831	441,533

		866,633

RETAIL - 3.74%
Bed Bath & Beyond Inc.	7,113	318,307
Dick’s Sporting Goods, Inc.	6,671	286,186

		604,493

TELECOMMUNICATIONS - 3.31%
AT&T Inc.	13,679	535,533

TRANSPORTATION - 5.66%
Thor Industries, Inc.	7,779	505,635
Union Pacifica Corp.	4,874	410,342

		915,977

TOTAL COMMON STOCKS - 97.51%		15,772,458

MONEY MARKET FUND - 2.12%
Wells Fargo Advantage Treasury Plus Money Market Fund 0.1%*	342,885	342,885

TOTAL INVESTMENTS - 99.63%		16,115,343
Other assets, net of liabilities - 0.37%		59,494

NET ASSETS - 100.00%		$16,174,837

*Effective 7 day yield as of May 31, 2016

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2016:

	Level 1	Level 2	Level 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total

Common Stocks	$15,772,458	-	-	$15,772,458
Money Market	342,885	-	-	342,885

	$16,115,343	-	-	$16,115,343

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended May 31, 2016.

At May 31, 2016 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $13,123,833 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,992,539
Gross unrealized depreciation	(343,914)

Net unrealized appreciation	$2,648,625

DGHM V2000 SmallCap Value Fund
Schedule of Investments - (unaudited)
As of May 31, 2016

COMMON STOCKS - 96.26%	Shares	Fair Value

BANKS - 15.99%
Associated Banc-Corp.	34,233	$639,815
Capital Bank Financial Corp Class A	5,372	165,672
Community Trust Bancorp, Inc.	15,663	565,121
First Midwest Bancorp, Inc.	37,855	707,889
Fulton Financial Corp.	48,302	688,304
Hancock Holding Co.	20,716	569,483
Old National Bancorp	51,874	682,662
Provident Financial Services	36,627	747,923
Sandy Spring Bancorp, Inc.	26,230	770,900
WesBanco, Inc.	14,421	470,990

		6,008,759

COMMERCIAL SERVICES - 4.00%
Korn/Ferry International	25,028	722,058
Servicemaster Global Holdings Inc.	20,456	782,237

		1,504,295

COMPUTERS/SOFTWARE/DATA - 4.10%
AVG Technologies NV	28,198	541,966
Pegasystems Inc.	14,322	377,671
PTC Inc.	17,414	622,376

		1,542,013

DIVERSIFIED REAL ESTATE INVESTMENTS - 8.87%
Brandwine Realty Trust	69,547	1,098,147
Cousins Properties, Inc.	45,149	484,900
Hersha Hospitality Trust	48,519	859,757
Kite Realty Group	33,146	890,633

		3,333,437

FINANCE - 2.68%
Colony Capital Inc Class "A	54,857	1,004,980

HEALTHCARE - 6.08%
Analogic Corp.	7,231	592,942
Merit Medical Systems, Inc.	32,926	618,021
Parexel International Corp.	9,067	570,224
Syneron Medical Ltd.	67,990	501,766

		2,282,953

INSURANCE - 6.64%
Employers Holdings, Inc.	16,063	479,481
First American Financial Corp.	14,006	535,589
Horace Mann Educators Corp.	13,727	467,542
Radian Group Inc.	45,081	559,455
United Fire Group Inc.	10,991	452,499

		2,494,566

INVESTMENT SERVICES - 2.62%
Kennedy-Wilson Holdings Inc.	46,170	984,344

MEDIA - 1.06%
Entravision Communications Class A	55,132	398,053

MISCELLANEOUS MANUFACTURING - 16.47%
Clearwater Paper Corp.	9,589	600,367
Dean Foods Co.	23,233	424,699
EMCOR Group, Inc.	12,357	587,575
Global Brass & Copper Holdings, Inc.	25,247	688,991
IPG Photonics Corp.	5,480	473,362
Kaiser Aluminum Corp.	6,889	590,456
Mueller Industries, Inc.	19,154	595,498
Orion Engineered Carbons SA	21,294	337,936
A. Schulman, Inc.	7,029	177,904
Steelcase Inc.	52,153	832,362
Teradyne, Inc.	19,452	385,344
Tower International Inc.	22,685	491,584

		6,186,078

DGHM V2000 SmallCap Value Fund
Schedule of Investments - (unaudited)
As of May 31, 2016

OIL & GAS SERVICES - 5.39%
Patterson-UTI Energy, Inc.	24,512	456,168
Precision Drilling Corp.	72,512	341,532
Vectren Corp.	13,261	658,806
WPX Energy Inc.	55,324	569,284

	.	2,025,790

PROFESSIONAL SERVICES - 1.62%
TrueBlue, Inc.	30,745	609,058

RETAIL - 5.86%
The Cato Corp. Class A	8,907	337,130
Deckers Outdoor Corp.	8,186	430,502
Dick’s Sporting Goods, Inc.	7,980	342,342
Genesco Inc.	6,382	412,277
Weis Markets, Inc.	13,526	678,600

		2,200,851

TECHNOLOGY - 1.38%
Integrated Device Technology, Inc.	22,168	517,623

TRANSPORTATION - 5.09%
Knight Transportation, Inc.	21,132	551,968
Old Dominion Freight Line, Inc.	9,419	606,113
Thor Industries, Inc.	11,575	752,375

		1,910,456

UTILITIES - 8.41%
Avista Corp.	22,621	909,817
California Water Service Grop	22,100	644,215
Great Plains energy Inc.	19,807	577,968
PDC Energy, Inc.	7,509	435,897
Quanta Services, Inc.	24,631	591,883

		3,159,780

TOTAL COMMON STOCKS - 96.26%		36,163,036

SHORT TERM INVESTMENTS - 3.90%
Wells Fargo Advantage Treasury Plus Money Market Fund 0.1%*	1,465,225	1,465,225

TOTAL INVESTMENTS - 100.16%		37,628,261
Liabilities, net of other assets - (0.16)%		(61,177)

NET ASSETS - 100.00%		$37,567,084

*Effective 7 day yield as of May 31, 2016

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2016:

	Level 1	Level 2	Level 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total

Common Stocks	$36,163,036	-	-	$36,163,036
Money Market	1,465,225	-	-	1,465,225

	$37,628,261	-	-	$37,628,261

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended May 31, 2016.

At May 31, 2016 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $34,853,932 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,113,686
Gross unrealized depreciation	(599,206)

Net unrealized appreciation	$1,514,480

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.    Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust
By:	/s/ John Pasco, III

John Pasco, III Principal Executive Officer
Date: July 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John Pasco, III

John Pasco, III
Principal Executive Officer
Date: July 26, 2016

By:	/s/ Karen Shupe

Karen Shupe
Principal Financial Officer
Date: July 26, 2016